Shareholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Thousands		3 Months Ended								12 Months Ended
	Nov. 02, 2015	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 21, 2013
Retained Earnings Adjustments [Line Items]
Dividend distribution allowance description										SMI Taiwan subsidiary may only distribute dividends after it has made allowances as determined under ROC GAAP at each year-end for: a. Payment of taxes; b. Recovery of prior years’ deficits, if any; c. 10% of remaining balance after deduction for a and b as legal reserve; d. Special reserve based on relevant laws or regulations or 10% of remaining balance for deduction from above a to c as special reserve when necessary; e. Cash or stock bonus to employees at 0.01% of any remaining earnings after the above reserves have been appropriated, based on a resolution of the board of directors. If bonus to employees is in the form of stock, the bonus may also be appropriated to employees of subsidiaries under the board of directors’ approval;
Dividend declared	$ 0.15	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.2625	$ 0.15	$ 0.15
Treasury stock, share repurchase program retire period													2013-07
Taiwan
Retained Earnings Adjustments [Line Items]
Bonus distribution to employees										0.01%
American Depositary Shares
Retained Earnings Adjustments [Line Items]
Dividend declared	$ 0.6
ADSs repurchased during period, shares												891
ADSs repurchased during period, cost												$ 10,000,000
Average purchase price per ADS												$ 11.24
American Depositary Shares | Maximum
Retained Earnings Adjustments [Line Items]
Repurchase of shares													$ 40,000,000